Remuneration System for the Management Board and Employees of the Group - Long-Term Cash Incentive Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019
Cash Incentive Plan [Line Items]
Liabilities from share-based payment transactions	€ 500,000			€ 800,000
Long-Term Cash Incentive Plan [Member]
Cash Incentive Plan [Line Items]
Percentage of shares vested			33.30%
Target Achievement	100.00%
Expense from cash-settled share-based payment transactions	€ 117,395	€ 325,513
Payments to and on behalf of employees	500,000
Liabilities from share-based payment transactions	€ 400,000	€ 300,000
Long-Term Cash Incentive Plan [Member] | Top of range [member]
Cash Incentive Plan [Line Items]
Performance criteria			125.00%
Long-Term Cash Incentive Plan [Member] | Bottom of range [member]
Cash Incentive Plan [Line Items]
Performance criteria			50.00%